Fair Value Hierarchy Table for Assets and Liabilities Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013		Dec. 31, 2012
Derivatives - commodity swaps and collars	$ 8,200		$ 9,800
Parent Company | Commodity Swaps and collars
Derivatives - commodity swaps and collars	8,213	[1]
Quoted Prices in Active Markets for Identical Assets (Level 1) | Parent Company | Commodity Swaps and collars
Derivatives - commodity swaps and collars	0	[1]
Significant Other Observable Inputs (Level 2) | Parent Company | Commodity Swaps and collars
Derivatives - commodity swaps and collars	8,213	[1]
Significant Unobservable Inputs (Level 3) | Parent Company | Commodity Swaps and collars
Derivatives - commodity swaps and collars	$ 0	[1]

[1]	All of our derivatives are classified as Level 2 measurements. For information regarding their classification on our Consolidated Balance Sheets, please refer to the previous tablet.